Consolidated Statements of Changes in Shareholders' Equity - CAD ($)	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at the beginning at Dec. 31, 2017	$ 98,365,770	$ 6,103,970	$ (57,929)	$ (90,270,672)	$ 14,141,139
Balance at the beginning (in shares) at Dec. 31, 2017	7,311,738
Net loss for the year				(20,762,989)	(20,762,989)
Cumulative translation adjustment - net of tax of nil			29,226		29,226
Exercise of share options	$ 306,882	(201,625)			105,257
Exercise of share options (in shares)	43,756
Share-based compensation (note 15)		1,086,199			1,086,199
Issuance of units from offering (note 14)	$ 22,259,752	9,767,750			32,027,502
Issuance of units from offering (in shares)	3,450,000
Balance at the end at Dec. 31, 2018	$ 120,932,404	16,756,294	(28,703)	(111,033,661)	$ 26,626,334
Balance at the end (in shares) at Dec. 31, 2018	10,805,494				10,805,494
Net loss for the year					$ (20,192,250)
Balance at the end at Dec. 31, 2019	$ 130,266,880	19,580,338	(117,188)	(131,065,492)	$ 18,664,538
Balance at the end (in shares) at Dec. 31, 2019	11,852,749				11,852,749
Balance at the beginning (Change in accounting policy for IFRS 16 (note 2)) at Jan. 01, 2019				160,419	$ 160,419
Balance at the beginning at Jan. 01, 2019	$ 120,932,404	16,756,294	(28,703)	(110,873,242)	26,786,753
Balance at the beginning (in shares) at Jan. 01, 2019	10,805,494
Net loss for the year				(20,192,250)	(20,192,250)
Cumulative translation adjustment - net of tax of nil			(88,485)		(88,485)
Exercise of share options	$ 10,080	(4,681)			5,399
Exercise of share options (in shares)	1,800
Share-based compensation (note 15)		1,676,844			1,676,844
Issuance of units from offering (note 14)	$ 9,324,396	1,151,881			10,476,277
Issuance of units from offering (in shares)	1,045,455
Balance at the end at Dec. 31, 2019	$ 130,266,880	$ 19,580,338	$ (117,188)	$ (131,065,492)	$ 18,664,538
Balance at the end (in shares) at Dec. 31, 2019	11,852,749				11,852,749